Note 8 - Accounts Payable and Accrued Liabilities - Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Trade payables	$ 2,245	$ 456
Accrued liabilities	1,828	1,324
Total trade and other current payables	$ 4,073	$ 1,780